NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDER (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share attributable to shareholders:
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE

The table below presents the computation of basic and diluted net loss per share:

	Year ended	Year ended	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Numerator:
Loss from continuing operations	5,805	1,552	1,005
Net loss (income) from discontinued operations	51	(20)	46
Net loss attributable to holders of Ordinary Shares	$5,856	$1,532	$1,051
Effect of dilutive securities:
Change in fair value of convertible securities related to dilutive effect*	-	-	361
Loss from continuing operations	5,805	1,552	1,366
Net loss (income) from discontinued operations	51	(20)	46
Net loss attributable to holders of Ordinary Shares and assumed conversions	$5,856	$1,532	$1,412

Denominator***:
Weighted-average number of Ordinary Shares used to compute net loss per share, basic	8,010,126	7,027,725	6,889,708
Effect of dilutive securities:
2022 SAFE**	-	-	168,112
Weighted-average number of Ordinary Shares used to compute net loss per share, diluted***	8,010,126	7,027,725	7,057,820

Net income (loss) per share, basic:
Continuing operations	(0.72)	(0.22)	(0.15)
Discontinued operations	(0.01)	(0.00)	(0.00)
Net loss per share, basic	$(0.73)	$(0.22)	(0.15)

Net income (loss) per share, diluted:
Continuing operations	(0.72)	(0.22)	(0.19)
Discontinued operations	(0.01)	(0.00)	(0.01)
Net loss per share, diluted	$(0.73)	$(0.22)	(0.20)

*	The dilutive effect on the numerator (net loss) in calculating the net loss per share for the year ended December 31, 2022 represents the change in fair value in connection with the 2022 SAFEs.
**	The dilutive effect on the denominator (the weighted average number of Ordinary Shares) in calculating the diluted net loss per share for the year ended December 31, 2023 is based on the assumption the conversion of the 2022 SAFE into shares will occur upon its maturity.
***	After giving effect to the forward share split, see also Note 7.

SCHEDULE OF DILUTED NET LOSS PER SHARE ANTI-DILUTIVE

The table below presents the number of securities that were excluded from the calculation of diluted net loss per share as the effect would have been anti-dilutive:

	Year ended	Year ended	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Share options	810,567	191,700	179,777
Warrants	37,614	-	-
2022 SAFE*	-	168,112	-
2023 SAFE**	-	305,085	305,085
2024 SAFE***	398,653	473,197	-

*	The weighted average number of Ordinary Shares in connection with the 2022 SAFE for the year ended December 31, 2025 is based on the conversion of the 2022 SAFE into shares on its maturity.
**	The weighted average number of Ordinary Shares in connection with the 2023 SAFE for the year ended December 31, 2025 is based on the conversion of the 2023 SAFE into shares on its maturity.
***	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the year ended December 31, 2025 is based on the conversion of the 2024 SAFE into shares on its maturity.